Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Cash paid for interest	$ 192,712	$ 196,622	$ 317,975
Cash paid for income taxes (net of refunds)	$ 165,787	$ 140,718	$ 163,778